Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 72.9%	Shares	Value
Canada Crude Oil Pipelines - 9.6%
Enbridge, Inc.	3,743,920	$159,977,701
Pembina Pipeline Corporation	3,744,371	145,556,195
South Bow Corp.	592,771	15,785,492
		321,319,388

Canada Natural Gas/Natural Gas Liquids Pipelines - 7.4%
Keyera Corp.	3,007,360	88,199,264
TC Energy Corporation	3,510,903	157,077,800
		245,277,064

United States Crude Oil Pipelines - 4.9%
Plains GP Holdings L.P.	7,545,003	162,972,065

United States Natural Gas Gathering/Processing - 6.3%
Antero Midstream Corporation	4,852,035	82,241,993
Hess Midstream LP - Class A	2,531,497	105,639,370
Kinetik Holdings, Inc.	208,648	12,172,524
Kodiak Gas Services, Inc.	267,812	11,515,916
		211,569,803

United States Natural Gas/Natural Gas Liquids Pipelines - 43.7%
Cheniere Energy, Inc.	1,427,471	326,262,772
DT Midstream, Inc.	886,718	85,204,733
Excelerate Energy, Inc. - Class A	369,863	11,347,397
Kinder Morgan, Inc.	5,908,045	160,108,019
NextDecade Corp. (a)	1,671,503	13,739,755
ONEOK, Inc.	2,735,157	274,582,411
Targa Resources Corp.	1,598,684	322,486,536
Venture Global, Inc. - Class A (a)	1,005,632	15,174,987
The Williams Companies, Inc.	4,259,142	247,796,882
		1,456,703,492

United States Renewables and Power Infrastructure - 1.0%
Clearway Energy, Inc. - Class C	596,151	16,704,151
Sempra Energy	228,841	16,378,150
		33,082,301
TOTAL COMMON STOCKS (Cost $1,411,081,532)		2,430,924,113

MASTER LIMITED PARTNERSHIPS - 24.3%	Units	Value
United States Crude Oil Pipelines - 0.8%
Plains All American Pipeline LP	1,302,945	26,501,901

United States Natural Gas Gathering/Processing - 3.2%
Western Midstream Partners LP	2,609,289	105,884,948

United States Natural Gas/Natural Gas Liquids Pipelines - 11.6%
Energy Transfer LP	12,485,757	240,850,252
Enterprise Products Partners LP	4,372,326	146,079,412
		386,929,664

United States Other - 0.1%
Westlake Chemical Partners LP	126,724	3,041,376

United States Refined Product Pipelines – 8.6%
MPLX LP	4,610,859	248,571,409
Sunoco LP	650,759	38,271,137
		286,842,546
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $423,714,658)		809,200,435

SHORT-TERM INVESTMENTS - 1.7%		Value
Money Market Funds - 1.7%	Shares
First American Government Obligations Fund - Class X, 4.29% (b)	55,700,419	55,700,419
TOTAL SHORT-TERM INVESTMENTS (Cost $55,700,419)		55,700,419

TOTAL INVESTMENTS - 98.9% (Cost $1,890,496,609)		3,295,824,967
Other Assets in Excess of Liabilities - 1.1%		36,551,045
TOTAL NET ASSETS - 100.0%		$3,332,376,012
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Tortoise Energy Infrastructure Total Return Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,430,924,113	$–	$–	$2,430,924,113
Master Limited Partnerships	809,200,435	–	–	809,200,435
Money Market Funds	55,700,419	–	–	55,700,419
Total Investments	$3,295,824,967	$–	$–	$3,295,824,967

Refer to the Schedule of Investments for further disaggregation of investment categories.